Convertible Debentures (Details) - USD ($)														12 Months Ended
	Oct. 23, 2024	Mar. 31, 2024	Jan. 24, 2024	Jan. 11, 2024	Dec. 31, 2023	Dec. 11, 2023	Dec. 07, 2023	Sep. 30, 2023	Sep. 25, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 15, 2021	Jun. 15, 2021	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jan. 01, 2024
Convertible Debentures [Line Items]
Percentage of cash compensation														7.00%
Percentage of warrant compensation														7.00%
Loss on settlement debt														$ 109,462
Warrants liabilities														402,807
Original balance under agreement					$ 79,508										$ 79,508
Interest charge amount																$ 525,000
Investor [Member]
Convertible Debentures [Line Items]
Shares of common stock (in Shares)							19,120
FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Loss on settlement debt														136,267
Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Fair value of debt							$ 80,713
Debt discount							$ 80,713
Loss on settlement debt														69,042
1800 Diagonal Lending LLC [Member]
Convertible Debentures [Line Items]
Loss on settlement debt														$ 145,360
Warrant [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)														3,416
Exercise price per share (in Dollars per share)														$ 37.5
Warrant term														5 years
Warrants of shares (in Shares)														48,800
Warrants liabilities														$ 317,211
Warrant [Member] | Investor [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)									4,000
Warrant [Member] | Herald Investment Management Limited [Member]
Convertible Debentures [Line Items]
Fair value of debt														$ 318,523
Purchase of warrants (in Shares)														28,000
Exercise price per share (in Dollars per share)														$ 37.5
Warrant expire date														Sep. 25, 2028
Warrant [Member] | Kings Wharf Opportunities Fund [Member]
Convertible Debentures [Line Items]
Fair value of debt														$ 204,765
Purchase of warrants (in Shares)														18,000
Exercise price per share (in Dollars per share)														$ 37.5
Debt discount														$ 204,765
Warrant expire date														Sep. 25, 2028
Warrant [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Warrant term														5 years
Warrants of shares (in Shares)														2,134
Warrant [Member] | Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Warrant term				5 years										5 years
Initial fair value of warrants															609,116
Additional debt discount															319,287
Warrant expense															332,819
Issuance of debt and warrants														$ 80,703
First Warrants [Member] | Investor [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)							21,600
Warrant term														5 years
Warrants of shares (in Shares)														9,761
Common stock initial price (in Dollars per share)							$ 31.25
First Warrants [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)														$ 31.25
First Warrants [Member] | Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)				$ 31.25										$ 31.25
Warrants of shares (in Shares)				3,360										4,267
Second Warrants [Member] | Investor [Member]
Convertible Debentures [Line Items]
Purchase of warrants (in Shares)							150,000
Warrant term														5 years
Warrants of shares (in Shares)														67,779
Common stock initial price (in Dollars per share)							$ 0.25
Second Warrants [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)														$ 0.25
Warrants of shares (in Shares)														14,815
Second Warrants [Member] | Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Exercise price per share (in Dollars per share)				$ 0.25										$ 0.25
Warrants of shares (in Shares)				23,334										29,630
Convertible Debentures [Member]
Convertible Debentures [Line Items]
Interest rate														26.10%
Aggregate commitment shares (in Shares)				2,974
Convertible Debentures [Member] | Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														12.00%
Principal amount				$ 350,000
Maturity date														Jan. 11, 2025
Conversion price per share (in Dollars per share)				$ 25
Interest rate increased				12.00%
Remaining principal balance														$ 350,000
Accrued interest														25,434
Debt payment														0
Cash received				$ 281,150
Aggregate commitment shares (in Shares)				2,974
Legal fees				$ 33,850
Original issue discount				35,000
Initial fair value of warrants														439,600
Additional debt discount														182,782
Warrant expense														256,818
Fair value of shares				$ 56,286
Issuance of debt and warrants														$ 56,279
Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														18.00%
Conversion price per share (in Dollars per share)													$ 15
Commitment shares (in Shares)						1,889
Warrants liabilities														$ 201,404
Convertible Promissory Note [Member] | Jeffrey Gardner [Member]
Convertible Debentures [Line Items]
Interest rate														6.00%
Debt instrument, interest rate														18.00%
Principal amount													$ 125,000
Maturity date														Sep. 15, 2021
Conversion price per share (in Dollars per share)														$ 18.75
Interest rate increased												18.00%
Remaining principal balance														$ 125,000
Accrued interest														84,982
Debt payment														$ 0
Convertible Promissory Note [Member] | James Marsh [Member]
Convertible Debentures [Line Items]
Interest rate														6.00%
Debt instrument, interest rate														18.00%
Principal amount													$ 125,000
Maturity date														Sep. 15, 2021
Conversion price per share (in Dollars per share)														$ 18.75
Interest rate increased												18.00%
Remaining principal balance														$ 125,000
Accrued interest														84,982
Debt payment														$ 0
Convertible Promissory Note [Member] | Roger Ponder [Member]
Convertible Debentures [Line Items]
Interest rate													10.00%
Debt instrument, interest rate														10.00%
Principal amount													$ 23,894
Maturity date		Jun. 30, 2024			Mar. 31, 2024			Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023		Aug. 31, 2022	Aug. 31, 2022
Conversion price per share (in Dollars per share)													$ 0.06
Remaining principal balance														$ 23,894
Accrued interest														11,248
Debt payment														$ 0
Note issuance date													Aug. 31, 2020
Conversion premium													$ 58,349
Fair value of debt													$ 19,000
Convertible Promissory Note [Member] | Herald Investment Management Limited [Member]
Convertible Debentures [Line Items]
Interest rate									18.00%
Debt instrument, interest rate														18.00%
Principal amount									$ 700,000					$ 700,000
Maturity date									Mar. 25, 2025					Mar. 25, 2025
Conversion price per share (in Dollars per share)									$ 25
Cash received									$ 669,687
Debt discount									$ 30,313					$ 36,372
Convertible Promissory Note [Member] | Kings Wharf Opportunities Fund [Member]
Convertible Debentures [Line Items]
Interest rate									18.00%
Debt instrument, interest rate														18.00%
Principal amount									$ 450,000
Maturity date									Mar. 25, 2025					Mar. 25, 2025
Conversion price per share (in Dollars per share)									$ 25
Remaining principal balance														$ 450,000
Accrued interest														41,610
Debt payment														$ 0
Cash received									$ 430,513
Debt discount									$ 19,487
Convertible Promissory Note [Member] | Mark Porter [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														18.00%
Maturity date														Mar. 25, 2025
Convertible Promissory Note [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														12.00%
Principal amount																	$ 33,333
Maturity date														Dec. 11, 2024
Conversion price per share (in Dollars per share)						$ 25
Interest rate increased						12.00%
Remaining principal balance														$ 255,555
Accrued interest														21,350
Debt payment														0
Fair value of debt						$ 38,540
Cash received						178,500
Debt discount						38,540
Legal fees						21,500
Original issue discount						22,222
Initial fair value of warrants															291,964
Additional debt discount															161,460
Warrant expense															$ 151,999
Issuance of debt and warrants														$ 38,535
Principle balance						$ 222,222
Convertible Promissory Note [Member] | Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Interest rate							12.00%
Debt instrument, interest rate														12.00%
Principal amount							$ 444,445										$ 66,667
Maturity date														Dec. 07, 2024
Conversion price per share (in Dollars per share)							$ 25
Remaining principal balance														$ 511,111
Accrued interest														38,831
Debt payment														$ 0
Cash received							$ 357,000
Legal fees							43,000
Original issue discount							$ 44,445
Commitment shares (in Shares)							3,777							3,777
Convertible Promissory Note [Member] | 1800 Diagonal Lending LLC [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														12.00%
Principal amount			$ 178,250
Cash received			150,000
Legal fees			5,000
Original issue discount			$ 28,250
Percentage of one time interest charge			12.00%
Charge amount			$ 21,390
Closing price (in Dollars per share)			$ 17.5
Senior Secured Convertible Promissory Notes [Member] | Investor [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate									18.00%
Principal amount									$ 5,000,000
Securities Purchase Agreement – September 2023 [Member]
Convertible Debentures [Line Items]
Conversion price per share (in Dollars per share)														$ 0.1
Debt instrument, interest rate percentage														18.00%
Debt Instrument description														The Company may prepay all, but not less than all, of the then outstanding principal amount of the Notes by paying to the Investor an amount equal to the product of (i) the sum of (a) the outstanding principal amount of the Notes, plus (b) accrued and unpaid interest hereon, plus (c) all other amounts, costs, expenses and liquidated damages due in respect of the Notes, multiplied by (ii) (x) 1.18 if the Company prepays the Notes during the first month following the original issue date and (y) if the Company prepays thereafter, 1.18 minus 0.01 for every month following the closing until the Maturity Date. The Notes contain a number of customary events of default.
Debt instrument issued principal														$ 1,220,000
Securities Purchase Agreement – September 2023 [Member] | Investor [Member]
Convertible Debentures [Line Items]
Principal amount									$ 100,000
Securities Purchase Agreement – December 2023 [Member] | Investor [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate							12.00%
Principal amount							$ 2,250,000
Debt instrument issued principal														$ 1,116,667
Convertible note term														1 year
Aggregate commitment shares (in Shares)														8,639
Securities Purchase Agreement – December 2023 [Member] | First Warrants [Member]
Convertible Debentures [Line Items]
Warrants issued (in Shares)														1,288
1800 Diagonal Lending LLC [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														12.00%
Conversion price per share (in Dollars per share)														$ 0.25
Debt discount														$ 22,086
Original balance under agreement														178,250
Owed value														$ 0
Principal amount	$ 196,650
Received cash	165,000
Issued discount	$ 31,650
Interest charge	12.00%
Interest charge amount	$ 23,598
Percentage of conversion price														65.00%
Trading days														10 days
Owned amount														$ 196,650
Convertible Promissory Note [Member] | 1800 Diagonal Lending LLC [Member]
Convertible Debentures [Line Items]
Maturity date														Aug. 30, 2025
Secured Debt [Member] | Convertible Promissory Note [Member] | Herald Investment Management Limited [Member]
Convertible Debentures [Line Items]
Debt discount														$ 318,523
Secured Debt [Member] | Convertible Promissory Note [Member] | Kings Wharf Opportunities Fund [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														18.00%
Maturity date														Mar. 25, 2025
Unsecured Debt [Member] | Convertible Promissory Note [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														12.00%
Maturity date														Dec. 07, 2024
Unsecured Debt [Member] | Convertible Promissory Note [Member] | FirstFire Global Opportunities Fund, LLC [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														12.00%
Maturity date														Dec. 11, 2024
Unsecured Debt [Member] | Convertible Promissory Note [Member] | Mast Hill Fund, L.P [Member]
Convertible Debentures [Line Items]
Debt instrument, interest rate														12.00%
Maturity date														Jan. 11, 2025